Shareholders' Equity - Company's Option Plans (Details) - $ / shares	1 Months Ended			12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options, Granted (in shares)	267,500	30,000	67,500
Number of share options, Exercised (in shares)				(47,509)
Weighted average exercise price, Exercised (in dollars per share)	$ 3.33	$ 4.77	$ 4.21
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options, Outstanding at beginning of year (in shares)				2,393,715	2,349,054
Number of share options, Granted (in shares)				585,000	282,500
Number of share options, Forfeited (in shares)				(208,195)	(121,250)
Number of share options, Exercised (in shares)				(47,509)	(116,589)
Number of share options, Outstanding at end of year (in shares)				2,723,011	2,393,715
Number of share options, Options exercisable at year end (in shares)				1,754,261	1,647,048
Weighted average exercise price, Options outstanding at beginning of year (in dollars per share)				$ 6.12	$ 5.92
Weighted average exercise price, Granted (in dollars per share)				4.18	5.07
Weighted average exercise Price, Forfeited (in dollars per share)				7.49	6.37
Weighted average exercise price, Exercised (in dollars per share)				1.27	1.23
Weighted average exercise price, Outstanding at end of year (in dollars per share)				5.70	6.12
Weighted average exercise price, Options exercisable at year end (in dollars per share)				$ 5.42	$ 5.02